Short-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Short-term Borrowing

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Bank borrowings (1)	30,000	30,000
Current portion of long-term borrowings (note 13)	6,880	1,540

	36,880	31,540

(1)	The Group obtained short-term borrowings to support its operation. The borrowings bear interest ranging from 5.87% to 8.00% as of December 31, 2019 and 4.50% as of December 31, 2020.